As filed with the Securities and Exchange Commission on April 17, 2009

Registration No. 333-156006

Investment Company Act File No. 811-07811

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

 PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 1

JENNISON MID-CAP GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three,

100 Mulberry Street,

Newark, New Jersey 07102-4077

(Address of Principal Executive Offices)

(973) 367-7521

(Registrant’s Telephone Number)

Deborah A. Docs, Esq.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

with a copy to :

MARGERY NEALE, ESQ.

WILLKIE, FARR, & GALLAGHER LLP

787 Seventh Avenue

New York, New York 10019-8111

Approximate date of public offering:

As soon as practicable following effectiveness of the Registration Statement.

Titles of Securities Being Registered: Shares of common stock, par value $0.001 per share of Jennison Mid-Cap Growth Fund, Inc.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Newark, and State of New Jersey, on the 17th day of April, 2009.

JENNISON MID-CAP GROWTH FUND, INC.

* JUDY A. RICE

Judy A. Rice, President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
*Grace C. Torres	Treasurer and Principal Financial and Accounting Officer	April 17, 2009
*Linda W. Bynoe	Director	April 17, 2009
*David E. A. Carson	Director	April 17, 2009
*Robert E. La Blanc	Director	April 17, 2009
*Robert F. Gunia	Director and Vice President	April 17, 2009
*Douglas H. McCorkindale	Director	April 17, 2009
*Richard A. Redeker	Director	April 17, 2009
*Judy A. Rice	Director and President (Principal Executive Officer)	April 17, 2009
*Robin B. Smith	Director	April 17, 2009
*Stephen G. Stoneburn	Director	April 17, 2009
*Stephen P. Munn	Director	April 17, 2009
*Kevin J. Bannon	Director	April 17, 2009
*Michael S. Hyland	Director	April 17, 2009
By:/s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	April 17, 2009

*Pursuant to Powers of Attorney incorporated by reference to Exhibit 16 to the Registration Statement on form N-14 (333-156006) filed via EDGAR on December 8, 2008.

EXHIBIT INDEX

Exhibit Number	Description
(12)	Tax Opinion and Consent of Vedder Price P.C.